Eaton Vance California Limited Maturity Municipals Fund
              Eaton Vance Florida Limited Maturity Municipals Fund
           Eaton Vance Massachusetts Limited Maturity Municipals Fund
              Eaton Vance National Limited Maturity Municipals Fund
             Eaton Vance New Jersey Limited Maturity Municipals Fund
              Eaton Vance New York Limited Maturity Municipals Fund
                Eaton Vance Ohio Limited Maturity Municipals Fund
            Eaton Vance Pennsylvania Limited Maturity Municipals Fund
     Supplement to Statements of Additional Information dated August 1, 2002


Effective October 1, 2002, William J. Austin, Jr. has replaced James L. O'Connor as Treasurer of the Portfolios. The following amends the biographical information in the Trustees and Officers tables under "Management and Organization":

                      Position(s) with the          Term of Office and
Name and Age            Trust/Portfolio             Length of Service           Principal Occupation(s) During Past Five Years
------------          --------------------          ------------------          ----------------------------------------------
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

JAMES L. O'CONNOR       Treasurer of the Trust          Since 1988              Vice President of BMR, Eaton Vance and EVD.
04/01/45                                                                        Officer of 100 investment companies managed by
                                                                                Eaton Vance or BMR.

WILLIAM J. AUSTIN, JR.  Treasurer of each Portfolio     Since 2002              Assistant Vice President of BMR and Eaton Vance.
12/27/51                                                                        Officer of 54 investment companies managed by
                                                                                Eaton Vance or BMR.



October 9, 2002